OPTIONS	6 Months Ended	12 Months Ended
	Oct. 31, 2014	Apr. 30, 2014
OPTIONS [Text Block]

NOTE 7.        OPTIONS

The options have been granted in conjunction with an employment agreement. The year ended April 30, 2014 issued 2,013,500 options. At October 31, 2014 no options have expired. The options had $0.05 intrinsic value at October 31, 2014.

As of May 1, 2014 no new stock options have been granted as the Company’s shareholders holding a majority of the voting power have approved the suspension of the present stock option agreement, until a new employment agreement has been agreed upon after the securing of a financing deal. The vesting provisions have also been suspended, resulting in the associated expense to be delayed until a new employment agreement has been has been agreed upon. In addition, the annual stock option grant equal to 30% of his base salary has also been suspended.

Of the 2,013,500 options granted on April 30, 2014, 504,500 stock options have been vested. Until a new employment agreement has been agreed upon no further options are to be granted and the vesting of the issued options haves been suspended.

The new agreement may have different terms related to the granting, vesting, exercise price, and contractual life of the above and future stock options.

The following table summarizes the options at October 31, 2014.

		Weighted
	Number	Average	Weighted
	of Stock	Remaining	Average	Actual	Weighted
Exercise	Options	Contractual	Exercise	Number	Average
Prices	Outstanding	Life (Years)	Price	Exercisable	Exercise Price
$0.75	2,013,500	2.63	$0.75	504,500	$0.75
	2,013,500	2.63	$0.75	504,500	$0.75

Transactions involving the Company’s option issuance are summarized as follows:

		Weighted
	Number of	Average Price
	Stock Options	Per Share
Outstanding at April 30, 2014	2,013,500	$0.75
Granted	-	-
Exercised	-	-
Cancel or expired	-	-
Outstanding at October 31, 2014	2,013,500	$0.75
Suspended options yet to be vested	1,509,000
Suspended options vested at October 31, 2014	504,500

NOTE 7.        OPTIONS

The options have been granted in conjunction with an employment agreement. The year ended April 30, 2014 issued 2,013,500 options. At April 30, 2014 no options had expired. The options had $0.05 intrinsic value at April 30, 2014.

The following table summarizes the options at April 30, 2014.

		Weighted
	Number	Average	Weighted
	of Stock	Remaining	Average	Actual	Weighted
Exercise	Options	Contractual	Exercise	Number	Average
Prices	Outstanding	Life (Years)	Price	Exercisable	Exercise Price
$0.75	2,013,500	3.13	$0.75	504,500	$0.75
	2,013,500	3.13	$0.75	504,500	$0.75

Transactions involving the Company’s option issuance are summarized as follows:

		Weighted
	Number of	Average Price
	Stock Options	Per Share
Outstanding at April 30, 2013	-	-
Granted	2,013,500	$0.75
Exercised	-	-
Cancel or expired	-	-
Outstanding at April 30, 2014	2,013,500	$0.75
Options yet to be vested	1,509,000
Options vested at April 30, 2014	504,500

Due to these options, the company recognized and expensed stock compensation of $562,489 and increased paid in capital by $562,489